Stock Option Plans - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 Selling, General and Administrative Expenses	Mar. 31, 2011 Selling, General and Administrative Expenses	Mar. 31, 2010 Selling, General and Administrative Expenses	Mar. 31, 2012 Stock Options	Mar. 31, 2012 2004 Stock Option Plan	Mar. 31, 2012 Annie Inc Omnibus Incentive Plan	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Restricted Stock Units	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Performance Shares	Mar. 27, 2012 Annie Inc Omnibus Incentive Plan Stock Options	Mar. 31, 2012 Minimum Stock Options	Mar. 31, 2012 Minimum 2004 Stock Option Plan	Mar. 31, 2012 Maximum Stock Options	Mar. 31, 2012 Maximum 2004 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, common stock eligible to be granted to employees, directors and consultants								1,859,078
Stock options, vesting period(years)														2 years		5 years
Stock options, expiration period (years)								Ten					Five		Ten
Stock options, common stock eligible for repurchase of common stock								423,313	540,107
Stock options, maximum outstanding shares								30.00%
Stock-based compensation, common stock allocated to be issued							176,615		867,570
Incentive Plan, shares purchased for stock plan	65,899								261,564	16,700	49,199
Share based compensation, weighted-average grant date fair value	$ 7.62	$ 4.51								$ 19.00	$ 19.00	$ 7.15
Percentage of restricted stock units granted to employees vested											50.00%
Stock-based compensation expense, related to stock options granted to the employees	$ 635,000	$ 37,000	$ 1,000	$ 506,000	$ 373,000	$ 902,000
Unrecognized compensation cost related to unvested share-based compensation	$ 3,500,000
Unrecognized compensation cost, expected to be recognized over a weighted average period	3 years 8 months 12 days